Convertible Debt (Details) - Schedule of Convertible Debt - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Group A [Member]
Schedule of Convertible Debt [Line Items]
Rate	10.00%	10.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Carrying Amount (in Dollars)	$ 1,153,993	$ 1,151,032	$ 1,138,120
Group B [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%	6.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Conversion Rate	80.00%	80.00%
Carrying Amount (in Dollars)	$ 5,154,000	$ 5,154,000	5,154,000
Group C [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%	6.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Conversion Rate	80.00%	80.00%
Carrying Amount (in Dollars)	$ 3,945,020	$ 3,873,417	3,259,458
Group D [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%	6.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Conversion Rate	50.00%	50.00%
Carrying Amount (in Dollars)	$ 2,000,000	$ 1,950,160	1,036,026
Group E [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%	6.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Conversion Rate	50.00%	50.00%
Carrying Amount (in Dollars)	$ 1,100,000	$ 1,100,000
Group F [Member]
Schedule of Convertible Debt [Line Items]
Rate	6.00%	6.00%
Maturity	Oct. 31, 2024	Oct. 31, 2024
Collateral	None	None
Conversion Rate	50.00%	50.00%
Carrying Amount (in Dollars)	$ 3,095,218	$ 1,381,732
Blink Bio [Member]
Schedule of Convertible Debt [Line Items]
Rate	10.00%	10.00%
Maturity	Mar. 15, 2022	Mar. 15, 2022
Collateral	None	None
Conversion Rate	100.00%	100.00%
Carrying Amount (in Dollars)
Minimum [Member] | Group A [Member]
Schedule of Convertible Debt [Line Items]
Conversion Rate	80.00%	80.00%
Maximum [Member] | Group A [Member]
Schedule of Convertible Debt [Line Items]
Conversion Rate	87.50%	87.50%